VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—2.9%
Computers—0.3%
NCR Corp. 144A 5.125%, 4/15/29(1)	$ 3,500	$ 3,537
Internet—1.0%
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	3,500	3,627
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	3,000	3,127
Netflix, Inc. 144A 5.375%, 11/15/29(1)	3,000	3,549
		10,303

Pharmaceuticals—0.4%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	4,000	4,179
Software—0.4%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	4,000	3,917
Telecommunications—0.8%
CommScope, Inc. 144A 8.250%, 3/1/27(1)	4,000	3,920
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	4,000	3,980
		7,900

Total Corporate Bonds and Notes (Identified Cost $30,966)		29,836

Shares
Convertible Preferred Stocks—4.5%
Communications Equipment—0.9%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	9,220	9,172
	Shares	Value
Life Sciences Tools & Services—2.1%
Avantor, Inc. Series A, 6.250%(2)	67,500	$ 8,142
Danaher Corp. Series A, 4.750%	6,200	13,286
		21,428

Semiconductors & Semiconductor Equipment—1.5%
Broadcom, Inc. Series A, 8.000%	8,410	14,597
Total Convertible Preferred Stocks (Identified Cost $31,829)		45,197

Common Stocks—51.7%
Air Freight & Logistics—1.5%
GXO Logistics, Inc.(3)	78,610	7,551
United Parcel Service, Inc. Class B	28,210	5,596
XPO Logistics, Inc.(3)	37,044	2,683
		15,830

Auto Components—1.1%
Aptiv plc(3)	68,175	10,932
Banks—3.8%
Citigroup, Inc.	71,420	4,550
First Republic Bank	55,935	11,727
JPMorgan Chase & Co.	74,325	11,805
SVB Financial Group(3)	15,585	10,790
		38,872

Biotechnology—0.3%
Horizon Therapeutics plc(3)	28,963	3,005
Capital Markets—2.4%
Charles Schwab Corp. (The)	120,470	9,323
See Notes to Schedule of Investments

VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Shares	Value

Capital Markets—continued
Morgan Stanley	162,505	$ 15,409
		24,732

Communications Equipment—1.1%
Motorola Solutions, Inc.	42,870	10,854
Electrical Equipment—1.5%
Plug Power, Inc.(2)(3)	222,980	8,886
Rockwell Automation, Inc.	18,085	6,080
		14,966

Electronic Equipment, Instruments & Components—1.7%
Flex Ltd.(3)	656,100	11,219
Keysight Technologies, Inc.(3)	32,550	6,331
		17,550

Energy Equipment & Services—1.0%
Schlumberger N.V.	346,750	9,945
Entertainment—0.5%
Roku, Inc. Class A (3)	7,940	1,807
Walt Disney Co. (The)(3)	25,996	3,767
		5,574

Equity Real Estate Investment—0.3%
Equinix, Inc.	3,660	2,973
Healthcare Equipment & Supplies—1.0%
Hologic, Inc.(3)	62,865	4,698
Intuitive Surgical, Inc.(3)	15,810	5,128
		9,826

Healthcare Providers & Services—3.4%
Anthem, Inc.	26,770	10,874
Laboratory Corp. of America Holdings(3)	16,030	4,574
UnitedHealth Group, Inc.	42,465	18,864
		34,312

Hotels, Restaurants & Leisure—3.2%
Caesars Entertainment, Inc.(2)(3)	67,155	6,048
	Shares	Value

Hotels, Restaurants & Leisure—continued
Hilton Worldwide Holdings, Inc.(3)	84,400	$ 11,400
McDonald’s Corp.	39,365	9,629
Starbucks Corp.	50,775	5,567
		32,644

Industrial Conglomerates—0.5%
Honeywell International, Inc.	26,480	5,355
Interactive Media & Services—2.2%
Alphabet, Inc. Class A(3)	5,080	14,417
Meta Platforms, Inc. Class A(3)	14,005	4,544
ZoomInfo Technologies, Inc. Class A(3)	56,208	3,468
		22,429

Internet & Direct Marketing Retail—0.9%
Amazon.com, Inc.(3)	2,730	9,574
IT Services—1.4%
Mastercard, Inc. Class A	25,305	7,969
Visa, Inc. Class A(2)	33,440	6,480
		14,449

Life Sciences Tools & Services—3.5%
Charles River Laboratories International, Inc.(3)	16,180	5,920
ICON plc ADR(3)	17,300	4,679
IQVIA Holdings, Inc.(3)	73,532	19,054
Thermo Fisher Scientific, Inc.	8,867	5,611
		35,264

Machinery—1.6%
Deere & Co.	47,726	16,491
Metals & Mining—0.9%
Freeport-McMoRan, Inc.	249,117	9,237

See Notes to Schedule of Investments

VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—10.1%
Analog Devices, Inc.	55,335	$ 9,974
Applied Materials, Inc.	78,365	11,535
GlobalFoundries, Inc.(3)	127,158	8,804
Lam Research Corp.	16,630	11,306
Marvell Technology, Inc.	260,035	18,507
Micron Technology, Inc.	68,740	5,774
NXP Semiconductors N.V.	106,650	23,821
Skyworks Solutions, Inc.(2)	6,900	1,047
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	52,780	6,183
Teradyne, Inc.(2)	39,700	6,069
		103,020

Software—7.8%
Cadence Design Systems, Inc.(3)	45,490	8,073
Crowdstrike Holdings, Inc. Class A(3)	33,070	7,181
Intuit, Inc.	17,525	11,432
Microsoft Corp.	72,305	23,903
Oracle Corp.	79,890	7,249
salesforce.com, Inc.(3)	39,305	11,200
ServiceNow, Inc.(3)	8,600	5,570
Workday, Inc. Class A(2)(3)	15,980	4,382
		78,990

Total Common Stocks (Identified Cost $396,196)		526,824

	Par Value
Convertible Bonds and Notes—39.2%
Airlines—0.6%
Southwest Airlines Co. 1.250%, 5/1/25	$ 4,670	6,272
Auto Manufacturers—1.5%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	7,500	9,722
NIO, Inc. 144A 0.000%, 2/1/26(1)	6,000	5,311
		15,033

	Par Value	Value

Biotechnology—1.6%
Guardant Health, Inc. 0.000%, 11/15/27	$ 7,000	$ 7,258
Illumina, Inc. 0.000%, 8/15/23(2)	2,715	3,038
NeoGenomics, Inc. 0.250%, 1/15/28(2)	7,000	6,138
		16,434

Commercial Services—2.5%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(1)	4,965	4,871
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(1)	4,090	4,050
144A 0.500%, 8/1/27(1)	3,075	2,634
Square, Inc. 0.250%, 11/1/27(2)	12,500	13,914
		25,469

Computers—2.7%
Lumentum Holdings, Inc. 0.500%, 12/15/26	9,000	9,932
Pure Storage, Inc. 0.125%, 4/15/23	8,500	10,946
Zscaler, Inc. 0.125%, 7/1/25	2,995	7,029
		27,907

Diversified Financial Services—0.8%
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,925	4,256
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(1)	3,865	4,182
		8,438

Electronics—0.6%
II-VI, Inc. 0.250%, 9/1/22	4,500	6,172
Energy-Alternate Sources—0.9%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	3,500	3,915

See Notes to Schedule of Investments

VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Energy-Alternate Sources—continued
144A 0.000%, 3/1/28(1)	$ 4,500	$ 5,193
		9,108

Entertainment—0.4%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	5,145	3,986
Healthcare-Products—1.6%
Insulet Corp. 0.375%, 9/1/26	5,850	8,150
Natera, Inc. 2.250%, 5/1/27	1,150	2,887
Novocure Ltd. 0.000%, 11/1/25	5,000	4,966
		16,003

Healthcare-Services—1.0%
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	7,000	5,535
Teladoc Health, Inc. 1.250%, 6/1/27	5,420	4,928
		10,463

Internet—7.2%
Etsy, Inc. 0.125%, 9/1/27	5,725	8,845
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	4,220	7,319
Okta, Inc. 0.375%, 6/15/26	9,250	10,730
Palo Alto Networks, Inc. 0.750%, 7/1/23	5,600	11,528
Sea Ltd. 0.250%, 9/15/26	8,330	8,126
Shopify, Inc. 0.125%, 11/1/25	6,000	7,646
Snap, Inc. 144A 0.000%, 5/1/27(1)	10,130	9,786
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	5,290	4,909
	Par Value	Value

Internet—continued
Wayfair, Inc. 0.625%, 10/1/25	$ 4,925	$ 4,844
		73,733

Leisure Time—1.0%
Royal Caribbean Cruises Ltd. 2.875%, 11/15/23	9,000	10,081
Pharmaceuticals—1.2%
Dexcom, Inc. 0.250%, 11/15/25(2)	9,740	11,743
Semiconductors—3.7%
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	9,385	10,523
Microchip Technology, Inc. 0.125%, 11/15/24(2)	10,457	12,547
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)(2)	10,450	14,314
		37,384

Software—11.9%
Akamai Technologies, Inc. 0.125%, 5/1/25	3,580	4,570
Avalara, Inc. 144A 0.250%, 8/1/26(1)	3,485	3,314
Bentley Systems, Inc. 144A 0.125%, 1/15/26(1)	7,500	7,644
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(1)(2)	10,000	10,810
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	5,000	6,169
Coupa Software, Inc. 0.375%, 6/15/26	5,300	5,406
Datadog, Inc. 0.125%, 6/15/25	3,715	7,451
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	7,170	7,004

See Notes to Schedule of Investments

VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
DocuSign, Inc. 144A 0.000%, 1/15/24(1)(2)	$ 8,800	$ 8,923
Five9, Inc. 0.500%, 6/1/25	3,335	4,152
HubSpot, Inc. 0.375%, 6/1/25	2,015	5,933
MongoDB, Inc. 0.250%, 1/15/26	3,250	7,810
Nutanix, Inc. 144A 0.250%, 10/1/27(1)	10,372	9,782
Porch Group, Inc. 144A 0.750%, 9/15/26(1)	6,265	6,868
RingCentral, Inc. 0.000%, 3/1/25	8,120	8,108
Splunk, Inc. 1.125%, 6/15/27	5,500	5,201
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	5,350	5,104
Zynga, Inc. 144A 0.000%, 12/15/26(1)	7,395	6,739
		120,988

Total Convertible Bonds and Notes (Identified Cost $367,505)		399,214

Total Long-Term Investments—98.3% (Identified Cost $826,496)		1,001,071

	Shares
Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	44,392,819	44,393
Total Short-Term Investment (Identified Cost $44,393)		44,393
	Shares	Value

Securities Lending Collateral—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	43,532,164	$ 43,532
Total Securities Lending Collateral (Identified Cost $43,532)		43,532

TOTAL INVESTMENTS—106.9% (Identified Cost $914,421)		$1,088,996
Other assets and liabilities, net—(6.9)%		(70,366)
NET ASSETS—100.0%		$1,018,630

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities amounted to a value of $211,871 or 20.8% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
($ reported in thousands)
Country Weightings†
United States	89%
Netherlands	2
Cayman Islands	2
Jersey	1
Singapore	1
Liberia	1
Curaçao	1
Other	3
Total	100%
† % of total investments as of November 30, 2021.
The following table summarizes the market value of the Fund’s investments as of November 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at November 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$29,836	$—	$29,836
Convertible Bonds and Notes	399,214	—	399,214
Equity Securities:
Common Stocks	526,824	526,824	—
Convertible Preferred Stocks	45,197	36,025	9,172
Securities Lending Collateral	43,532	43,532	—
Money Market Mutual Fund	44,393	44,393	—
Total Investments	$1,088,996	$650,774	$438,222
There were no securities valued using significant unobservable inputs (Level 3) at November 30, 2021.
There were no transfers into or out of Level 3 related to securities held at November 30, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•        Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•        Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in
See Notes to Schedule of Investments

VIRTUS AllianzGI Artificial Intelligence & Technology Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021
the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.